QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Net sales	$ 988,179	$ 1,212,702	$ 1,294,440	$ 993,857	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 4,489,180	$ 3,941,182	$ 3,240,493
Total Gross Sales									4,565,749	4,006,203	3,297,377
Gross profit	137,643	158,673	165,689	130,889	129,159	144,687	148,240	120,740	592,894	542,826	474,590
NET EARNINGS	31,633	42,068	45,130	33,582	33,162	34,669	34,574	21,634	152,412	124,040	105,497
Net earnings attributable to controlling interest	$ 30,502	$ 41,219	$ 44,044	$ 32,833	$ 31,115	$ 33,693	$ 33,642	$ 21,062	$ 148,598	$ 119,512	$ 101,179
EARNINGS PER SHARE - BASIC (USD per share)	$ 0.50	$ 0.67	$ 0.71	$ 0.53	$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 2.41	$ 1.95	$ 1.66
EARNINGS PER SHARE - DILUTED (USD per share)	$ 0.50	$ 0.66	$ 0.71	$ 0.53	$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 2.40	$ 1.94	$ 1.65
Minimum
Length of fiscal quarter									91 days	91 days
Maximum
Length of fiscal quarter									98 days	98 days